STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
STOCK-BASED COMPENSATION	Stock-Based Compensations
a)    Global Employee Share Plan (GESP)
In 2016, Barrick launched a Global Employee Share Plan. This is a plan awarded to all eligible employees. During 2020, Barrick contributed and expensed $nil to this plan (2019: $nil).
b)    Restricted Share Units (RSUs) and Deferred Share Units (DSUs)
Compensation expense for RSUs was a $45 million charge to earnings in 2020 (2019: $39 million) and is presented as a component of general and administrative expenses and cost of sales, consistent with the classification of other elements of compensation expense for those employees who had RSUs.
Compensation expense for RSUs incorporates an expected forfeiture rate. The expected forfeiture rate is estimated based on historical forfeiture rates and expectations of future forfeiture rates. We make adjustments if the actual forfeiture rate differs from the expected rate. At December 31, 2020, the weighted average remaining contractual life of RSUs was 0.83 years (2019: 0.74 years).

DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2019	764	$11.2	3,751	$36.0
Settled for cash	(404)	(6.5)	(2,131)	(30.7)
Forfeited	—	—	(1,157)	(15.8)
Granted	116	1.9	2,600	35.3
Credits for dividends	—	—	47	0.8
Change in value	—	2.2	—	15.9
At December 31, 2019	476	$8.8	3,110	$41.5
Settled for cash	—	—	(2,136)	(47.3)
Forfeited	—	—	(313)	(5.7)
Granted	85	2.0	1,923	35.2
Credits for dividends	—	—	39	0.9
Change in value	—	2.0	—	14.0
At December 31, 2020	561	$12.8	2,623	$38.6
c)    Performance Granted Share Units (PGSUs)
In 2014, Barrick launched a PGSU plan. Under this plan, selected employees are granted PGSUs, where each PGSU has a value equal to one Barrick common share. At December 31, 2020, 3,962 thousand units had been granted at a fair value of $52 million (2019: 3,867 thousand units at a fair value of $33 million).

d)    Barrick Share Purchase Plan (BSPP)
In 2018, Barrick launched a Barrick Share Purchase Plan. This plan encourages Barrick employees to purchase Company shares by matching their contributions one to one up to an annual maximum. During 2020, Barrick contributed and expensed $8 million to this plan (2019: $3 million).

e) Long-Term Incentive Plan (LTIP)
In 2019, Barrick assumed the Long-Term Incentive Plan as a result of the Merger. Under this plan, restricted shares are issued to selected employees subject to certain performance criteria. During 2020, Barrick expensed $8 million (2019: $9 million) to this plan.

f)    Stock Options
Under Barrick’s stock option plan, certain officers and key employees of the Company may purchase common shares at an exercise price that is equal to the closing share price on the day before the grant of the option. The grant date is the date when the details of the award, including the number of options granted by individual and the exercise price, are approved. Stock options vest evenly over four years, beginning in the year after granting. Options are exercisable over seven years. At December 31, 2020, 0.1 million (2019: 0.3 million) stock options were outstanding.
Compensation expense for stock options was $nil in 2020 (2019: $nil), and is presented as a component of corporate administration, consistent with the classification of other elements of compensation expense for those employees who had stock options. The recognition of compensation expense for stock options had no impact on earnings per share for 2020 and 2019.
Total intrinsic value relating to options exercised in 2020 was $2 million (2019: $1 million).
Employee Stock Option Activity (Number of Shares in Millions)

	2020		2019
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.2	$10	0.3	$13
Exercised	(0.1)	10	(0.1)	16
At December 31	0.1	$10	0.2	$10
US$ options
At January 1	0.1	$32	0.5	$37
Cancelled/expired	(0.1)	32	(0.4)	39
At December 31	—	$—	0.1	$32

Stock Options Outstanding (Number of Shares in Millions)

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$9 - $17	0.1	$10	1.6	$1	0.1	$10	$1
[1] Based on the closing market share price on December 31, 2020 of C$29.00.

As at December 31, 2020, there was $nil (2019: $nil) of total unrecognized compensation cost relating to unvested stock options.